Events Subsequent to December 31, 2017	12 Months Ended
Dec. 31, 2017
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Events Subsequent to December 31, 2017

NOTE 42—EVENTS SUBSEQUENT TO DECEMBER 31, 2017

JOINT VENTURE WITH CANAL+

On January 17, 2018, the Board of Directors of TIM noted that the term sheet agreed with Canal+ would expire on the following day.

Negotiations for a partnership agreement in the content sector have restarted, in line with the definition of the convergent offer of video content that is one of the key elements of the 2018–2020 TIM strategic plan.

Moreover, as provided by Consob and in line with the observations made by the Company’s Board of Statutory Auditors, the project will be subject to the procedure for significant related-party transactions, with the consequent involvement of the appropriate Committee composed of all independent Directors during negotiations.

DISPOSAL OF PERSIDERA S.p.A.

On February 23, 2018, the Board of Directors of TIM S.p.A. examined and approved by majority vote the acquisition offer on Persidera received from F2i and Rai Way, in consideration of the fact that the company is not a strategic asset for TIM.

Accordingly, the Board delegated the Chief Executive Officer Amos Genish to arrange the transaction, reserving the right to take into consideration any other binding offer that should be received.

In application, on a voluntary basis, of the procedure for transactions with related parties, the proposed transaction was submitted to the Control and Risk Committee, which approved it by majority vote.

APPROVAL OF THE PROJECT FOR THE VOLUNTARY SEPARATION OF THE FIXED ACCESS NETWORK

On March 6, 2018 TIM’s Board of Directors today granted CEO Amos Genish the power to start the formal procedure to notify AGCom of the Company’s request for a voluntary separation of its fixed access network.

The project provides for a separate legal entity (Netco) 100% controlled by TIM, owning the access network (from the exchange up to customers’ homes) and all the infrastructure (buildings, electronic equipment and IT systems) and staffed appropriately to provide wholesale services independently.

The project represents a turning point and establishes the most advanced network separation model in Europe, by creating a “one-stop-shop” access point for regulated and unregulated wholesale services for all operators including TIM, delivering a fully neutral and equivalent model.

The Netco will have the investment capabilities to maintain the highest quality network and help Italy meet the European 2025 Digital Agenda ultrabroadband goals. The initiative will contribute significantly to further develop the digitalization of the country, supporting the evolution of the current regulatory framework.

The creation of the Netco will leave the Group scope unchanged, and will occur in compliance with the Golden Power provisions.

AGCom will be notified of the project for the voluntary separation of the network according to the procedures and timing defined according to the Electronic Communications Code.